Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Liquidity and Capital Resources (Details) [Line Items]
Net proceeds	$ 7,611,465	$ 6,897,697	$ 373		$ 7,611,465	$ 373	$ 373	$ 7,849
Working capital deficit	30,512,000	162,356,000			30,512,000
Operating activity from continuing operation		(1,456,040)			(4,943,890)	(1,636,275)	(893,438)	354,615
Net loss from continuing operations	$ (16,305,228)	(160,630,004)	$ (1,216,986)	$ (2,807,217)	$ 90,072,207	$ (4,570,383)	$ (7,377,599)	$ (14,660,314)
Previously Reported [Member]
Liquidity and Capital Resources (Details) [Line Items]
Net loss from continuing operations		$ (160,630,000)